N-2 - USD ($)			12 Months Ended
		Aug. 25, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cover [Abstract]
Entity Central Index Key		0001070732
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		EATON VANCE SENIOR INCOME TRUST
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Selected data for a Common Share outstanding during the periods stated.

	Year Ended June 30,
	2024		2023		2022		2021		2020
Net asset value – Beginning of year (Common shares)	$6.11		$6.06		$6.90		$6.20		$7.05
Income (Loss) From Operations
Net investment income(1)	$0.79		$0.67		$0.36		$0.41		$0.40
Net realized and unrealized gain (loss)	0.09		0.04		(0.87)		0.70		(0.82)
Distributions to preferred shareholders – From net investment income(1)	(0.15)		(0.10)		(0.01)		(0.00	)(2)	(0.02)
Total income (loss) from operations	$0.73		$0.61		$(0.52)		$1.11		$(0.44)
Less Distributions to Common Shareholders
From net investment income	$(0.68)		$(0.56)		$(0.37)		$(0.41)		$(0.41)
Tax return of capital	(0.02)		—		(0.02)		—		—
Total distributions to common shareholders	$(0.70)		$(0.56)		$(0.39)		$(0.41)		$(0.41)
Premium from common shares sold through shelf offering(1)	$0.01		$—		$—		$—		$—
Discount on tender offer(1)	$0.01		$—		$0.07		$—		$—
Net asset value – End of year (Common shares)	$6.16		$6.11		$6.06		$6.90		$6.20
Market value – End of year (Common shares)	$6.34		$5.46		$5.46		$6.80		$5.33
Total Investment Return on Net Asset Value(3)	13.22%		11.71%		(6.68	)%(4)	18.65%		(5.64)%
Total Investment Return on Market Value(3)	30.40%		10.80%		(14.68)%		36.01%		(8.20)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$107,136		$107,079		$106,208		$261,425		$234,657
Ratios (as a percentage of average daily net assets applicable to common shares)(5)†
Expenses excluding interest and fees	2.00	%(6)	1.99	%(6)	1.91%		1.96%		1.73%
Interest and fee expense(7)	1.21%		1.05%		0.47%		0.57%		1.19%
Total expenses	3.21	%(6)	3.04	%(6)	2.38%		2.53%		2.92%
Net investment income	12.72%		11.15%		5.31%		6.08%		5.93%
Portfolio Turnover	34%		27%		43%		40%		57%
Senior Securities:
Total notes payable outstanding (in 000’s)	$12,000		$20,000		$26,000		$103,000		$95,000
Asset coverage per $1,000 of notes payable(8)	$13,064		$8,235		$6,531		$3,903		$3,866
Total preferred shares outstanding	1,504		1,504		1,504		1,504		1,504
Asset coverage per preferred share(9)	$79,014		$71,481		$66,752		$71,484		$69,242
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(10)	$25,000		$25,000		$25,000		$25,000		$25,000
	Year Ended June 30,
	2019		2018	2017		2016	2015
Net asset value – Beginning of year (Common shares)	$7.18		$7.15	$6.65		$7.02	$7.34
Income (Loss) From Operations
Net investment income(1)	$0.41		$0.38	$0.40		$0.42	$0.40
Net realized and unrealized gain (loss)	(0.17)		0.04	0.44		(0.37)	(0.32)
Distributions to preferred shareholders – From net investment income(1)	(0.03)		(0.03)	(0.01)		(0.01)	(0.00	)(2)
Discount on redemption and repurchase of auction preferred shares(1)	0.05		—	0.06		—	—
Total income from operations	$0.26		$0.39	$0.89		$0.04	$0.08
Less Distributions to Common Shareholders
From net investment income	$(0.39)		$(0.36)	$(0.39)		$(0.41)	$(0.40)
Total distributions to common shareholders	$(0.39)		$(0.36)	$(0.39)		$(0.41)	$(0.40)
Net asset value – End of year (Common shares)	$7.05		$7.18	$7.15		$6.65	$7.02
Market value – End of year (Common shares)	$6.23		$6.38	$6.65		$6.01	$6.21
Total Investment Return on Net Asset Value(3)	4.46	%(11)	6.12%	14.02	%(12)	1.57%	1.71%
Total Investment Return on Market Value(3)	3.88%		1.39%	17.34%		3.77%	(3.02)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$266,926		$272,016	$270,810		$251,789	$266,009
Ratios (as a percentage of average daily net assets applicable to common shares)(5)†
Expenses excluding interest and fees(13)	1.73%		1.82%	1.87%		1.96%	1.99%
Interest and fee expense(7)	1.40%		0.83%	0.52%		0.28%	0.28%
Total expenses(13)	3.13%		2.65%	2.39%		2.24%	2.27%
Net investment income	5.74%		5.36%	5.75%		6.38%	5.61%
Portfolio Turnover	26%		34%	42%		31%	33%
Senior Securities:
Total notes payable outstanding (in 000’s)	$103,000		$93,000	$92,000		$25,000	$60,000
Asset coverage per $1,000 of notes payable(8)	$3,957		$4,587	$4,613		$15,472	$7,267
Total preferred shares outstanding	1,504		2,464	2,464		4,400	4,400
Asset coverage per preferred share(9)	$72,464		$68,989	$69,078		$71,629	$64,119
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000		$25,000	$25,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the years ended June 30, 2024 and 2023, respectively).
(7)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(10)	Plus accumulated and unpaid dividends.
(11)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.
(12)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.
(13)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

Senior Securities Amount			$ 12,000	$ 20,000	$ 26,000	$ 103,000	$ 95,000	$ 103,000	$ 93,000	$ 92,000	$ 25,000	$ 60,000
Senior Securities Coverage per Unit	[1]		$ 13,064	$ 8,235	$ 6,531	$ 3,903	$ 3,866	$ 3,957	$ 4,587	$ 4,613	$ 15,472	$ 7,267
Preferred Stock Liquidating Preference	[2]		25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2]		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000

[1]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
[2]	Plus accumulated and unpaid dividends.